Securities - Schedule of Amortized Cost and Fair Value of Held to Maturity Securities Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 53,332	$ 56,575
Gross Unrecognized Gains	1,068	394
Gross Unrecognized Losses	(659)	(2,965)
Fair Value	53,741	54,004
U.S. Government Sponsored Entities and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	5,550	8,225
Gross Unrecognized Gains	162	12
Gross Unrecognized Losses	(87)	(484)
Fair Value	5,625	7,753
Mortgage-Backed Securities: Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	38,587	39,043
Gross Unrecognized Gains	555	293
Gross Unrecognized Losses	(562)	(2,061)
Fair Value	38,580	37,275
State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	9,195	9,307
Gross Unrecognized Gains	351	89
Gross Unrecognized Losses	(10)	(420)
Fair Value	$ 9,536	$ 8,976